Condensed consolidated interim cash flow statement - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (26,407)	SFr (30,765)
Adjustments for:
Depreciation and amortization	1,208	1,214
Share-based compensation costs	1,983	3,060
Change in employee benefits	319	317
Financial income	(5,447)	(1,955)
Financial expenses	20	1,749
Changes in working capital:
Change in other current assets	62	888
Change in trade and other receivables	(1,397)	(469)
Change in trade and other payables	1,541	591
Change in contract liability	(3,748)	(2,788)
Change in accrued expenses	(842)	(1,610)
Exchange gain/(loss) on working capital positions	(43)	(30)
Interest paid	(13)	(18)
Other financial expense	(7)	(9)
Net cash used in operating activities	(32,771)	(29,825)
Proceeds from investments in short term time deposits	148,404	161,723
Investments in short term time deposits	(119,777)	(155,478)
Acquisition of property, plant and equipment	(312)	(185)
Acquisition of intangible assets	(16)	(157)
Interest received	2,461	1,502
Net cash from investing activities	30,760	7,405
Proceeds from exercise of stock options, net of transaction costs	36	27
Payment of lease liabilities	(603)	(598)
Net cash used in financing activities	(567)	(571)
Exchange gain (loss) on cash positions	955	(1,712)
Net decrease in cash and cash equivalents	(1,623)	(24,703)
Cash and cash equivalents at January 1	67,309	87,946
Cash and cash equivalents at June 30,	SFr 65,686	SFr 63,243